UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

QS

U.S. SMALL

CAPITALIZATION

EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term

capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS U.S. Small Capitalization Equity Fund for the six-month reporting period ended June 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

II	QS U.S. Small Capitalization Equity Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

QS U.S. Small Capitalization Equity Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite times of weakness, the U.S. stock market posted positive results for the reporting period. The market rallied sharply during the first month of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of continued economic growth and optimism following the December 2017 signing of the U.S. tax reform bill. However, the market then gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. The market ended the reporting period on a positive note, as it moved higher in the last three months of the period. All told, for the six months ended June 30, 2018, the S&P 500 Indexiv gained 2.65%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexv, generated the strongest results, returning 7.66% over the reporting period. In contrast, large-cap stocks, as measured by the Russell 1000 Indexvi, gained 2.85% and mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 2.35%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 7.44% and -1.16%, respectively, during the six months ended June 30, 2018.

Performance review

For the six months ended June 30, 2018, Class I shares of QS U.S. Small Capitalization Equity Fund returned 5.42%. The Fund’s unmanaged benchmark, the Russell 2000 Index, returned 7.66% for the same period. The Lipper Small-Cap Core Funds Category Average1 returned 4.79% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 1,013 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	QS U.S. Small Capitalization Equity Fund

Performance snapshot as of June 30, 2018 (unaudited)
(excluding sales charges)	6 months
QS U.S. Small Capitalization Equity Fund:
Class A	5.24%
Class A2	5.15%
Class C	4.90%
Class FI	5.17%
Class I	5.42%
Class IS	5.39%
Russell 2000 Index	7.66%
Lipper Small-Cap Core Funds Category Average	4.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2018, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.19%, 1.39%, 1.95%, 1.28%, 0.92% and 0.76%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.00% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager has also agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that annual operating expenses will not exceed 1.20% for Class A shares, 1.40% for Class A2 shares, 1.95% for Class C shares, 1.20% for Class FI shares and 0.90% for Class I shares. These arrangements are expected to continue until December 31, 2019 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount

QS U.S. Small Capitalization Equity Fund	V

Investment commentary (cont’d)

that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

RISKS: Equity securities are subject to market and price fluctuations. Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, operating histories, markets or financial resources. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	QS U.S. Small Capitalization Equity Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

QS U.S. Small Capitalization Equity Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2018 and December 31, 2017. The Fund is actively managed. As a result the composition of the Fund’s investments is subject to change at any time.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on Hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.24%	$1,000.00	$1,052.40	1.16%	$5.90	Class A	5.00%	$1,000.00	$1,019.04	1.16%	$5.81
Class A2	5.15	1,000.00	1,051.50	1.34	6.82	Class A2	5.00	1,000.00	1,018.15	1.34	6.71
Class C	4.90	1,000.00	1,049.00	1.87	9.50	Class C	5.00	1,000.00	1,015.52	1.87	9.35
Class FI	5.17	1,000.00	1,051.70	1.20	6.10	Class FI	5.00	1,000.00	1,018.84	1.20	6.01
Class I	5.42	1,000.00	1,054.20	0.90	4.58	Class I	5.00	1,000.00	1,020.33	0.90	4.51
Class IS	5.39	1,000.00	1,053.90	0.75	3.82	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2018

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Common Stocks — 99.9%
Consumer Discretionary — 14.5%
Auto Components — 2.1%
Cooper Tire & Rubber Co.	16,939	$445,496
Cooper-Standard Holdings Inc.	8,539	1,115,791	*
Dana Inc.	26,595	536,953
Stoneridge Inc.	26,679	937,500	*
Tenneco Inc.	15,985	702,701
Tower International Inc.	24,899	791,788
Total Auto Components		4,530,229
Diversified Consumer Services — 0.7%
Adtalem Global Education Inc.	20,119	967,724	*
Sotheby’s	10,197	554,105	*
Total Diversified Consumer Services		1,521,829
Hotels, Restaurants & Leisure — 5.1%
BJ’s Restaurants Inc.	17,648	1,058,880
Bloomin’ Brands Inc.	30,501	613,070
Boyd Gaming Corp.	33,000	1,143,780
Caesars Entertainment Corp.	36,910	394,937	*
Cheesecake Factory Inc.	10,415	573,450
Dave & Buster’s Entertainment Inc.	15,125	719,950	*
Denny’s Corp.	16,670	265,553	*
Jack in the Box Inc.	11,590	986,541
Marriott Vacations Worldwide Corp.	10,568	1,193,761
Penn National Gaming Inc.	49,198	1,652,561	*
Pinnacle Entertainment Inc.	10,359	349,409	*
Ruth’s Hospitality Group Inc.	12,650	354,832
Scientific Games Corp.	20,000	983,000	*
Sonic Corp.	20,909	719,688
Total Hotels, Restaurants & Leisure		11,009,412
Household Durables — 1.4%
Hooker Furniture Corp.	4,329	203,030
KB Home	59,574	1,622,796
La-Z-Boy Inc.	16,432	502,819
MDC Holdings Inc.	21,061	648,047
Total Household Durables		2,976,692
Leisure Products — 0.6%
Johnson Outdoors Inc., Class A Shares	3,147	266,016
Malibu Boats Inc., Class A Shares	9,249	387,903	*

See Notes to Financial Statements.

4	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Leisure Products — continued
MCBC Holdings Inc.	9,932	$287,531	*
Sturm Ruger & Co. Inc.	4,703	263,368
Total Leisure Products		1,204,818
Media — 0.5%
Gray Television Inc.	20,793	328,530	*
Media General Inc., Contingent Value Rights	20,404	0	(a)(b)(c)
Sinclair Broadcast Group Inc., Class A Shares	25,554	821,561
Total Media		1,150,091
Multiline Retail — 0.4%
Big Lots Inc.	20,114	840,363
Specialty Retail — 2.3%
Abercrombie & Fitch Inc., Class A Shares	47,824	1,170,732
Christopher & Banks Corp.	29,729	27,945	*
DSW Inc., Class A Shares	21,621	558,254
Express Inc.	84,802	775,938	*
Francesca’s Holdings Corp.	71,248	537,923	*
Genesco Inc.	20,196	801,781	*
Hibbett Sports Inc.	34,650	793,485	*
Office Depot Inc.	57,534	146,712
Total Specialty Retail		4,812,770
Textiles, Apparel & Luxury Goods — 1.4%
Columbia Sportswear Co.	4,691	429,086
Deckers Outdoor Corp.	7,853	886,525	*
Oxford Industries Inc.	3,667	304,288
Perry Ellis International Inc.	9,795	266,130	*
Vera Bradley Inc.	11,552	162,190	*
Wolverine World Wide Inc.	27,624	960,486
Total Textiles, Apparel & Luxury Goods		3,008,705
Total Consumer Discretionary		31,054,909
Consumer Staples — 1.8%
Food & Staples Retailing — 0.4%
Andersons Inc.	11,154	381,467
Ingles Markets Inc., Class A Shares	3,127	99,438
SpartanNash Co.	10,615	270,895
Total Food & Staples Retailing		751,800
Food Products — 0.9%
Dean Foods Co.	57,795	607,425
Sanderson Farms Inc.	12,023	1,264,219
Total Food Products		1,871,644

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2018

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Personal Products — 0.5%
Medifast Inc.	7,277	$1,165,484
Total Consumer Staples		3,788,928
Energy — 3.6%
Energy Equipment & Services — 1.3%
Archrock Inc.	17,914	214,968
C&J Energy Services Inc.	28,345	668,942	*
Exterran Corp.	18,078	452,673	*
Mammoth Energy Services Inc.	7,643	259,556	*
Pioneer Energy Services Corp.	86,393	505,399	*
Superior Energy Services Inc.	68,873	670,823	*
Total Energy Equipment & Services		2,772,361
Oil, Gas & Consumable Fuels — 2.3%
Abraxas Petroleum Corp.	141,501	408,938	*
Bonanza Creek Energy Inc.	14,199	537,716	*
Cloud Peak Energy Inc.	62,447	217,940	*
Delek US Holdings Inc.	33,000	1,655,610
Green Plains Inc.	7,867	143,966
HighPoint Resources Corp.	90,208	548,465	*
Peabody Energy Corp	12,985	590,558
REX American Resources Corp.	4,374	354,163	*
Scorpio Tankers Inc.	164,941	463,484
Total Oil, Gas & Consumable Fuels		4,920,840
Total Energy		7,693,201
Financials — 16.9%
Banks — 8.7%
Banc of California Inc.	39,004	762,528
Bancorp Inc.	28,071	293,623	*
Berkshire Hills Bancorp Inc.	11,701	475,061
Cathay General Bancorp	10,834	438,669
Columbia Banking System Inc.	17,807	728,306
Community Trust Bancorp Inc.	5,122	255,844
Customers Bancorp Inc.	17,448	495,174	*
First BanCorp	99,920	764,388	*
First Commonwealth Financial Corp.	32,646	506,339
First Financial Bancorp	16,458	504,438
First Interstate BancSystem Inc., Class A Shares	14,092	594,682
First Merchants Corp.	25,598	1,187,747
First Midwest Bancorp Inc.	35,692	909,075

See Notes to Financial Statements.

6	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Banks — continued
Hancock Whitney Corp.	11,253	$524,952
Hanmi Financial Corp.	36,708	1,040,672
Heartland Financial USA Inc.	7,467	409,565
Hilltop Holdings Inc.	28,482	628,598
Home BancShares Inc.	14,771	333,234
IBERIABANK Corp.	17,493	1,325,969
OFG Bancorp	27,642	388,370
Opus Bank	23,551	675,914
Sandy Spring Bancorp Inc.	5,042	206,772
Seacoast Banking Corp. of Florida	13,794	435,615	*
Triumph Bancorp Inc.	3,700	150,775	*
Union Bankshares Corp.	7,015	272,743
United Community Banks Inc.	43,076	1,321,141
Valley National Bancorp	16,789	204,154
Western Alliance Bancorp	23,827	1,348,847	*
Wintrust Financial Corp.	17,192	1,496,564
Total Banks		18,679,759
Capital Markets — 1.4%
BrightSphere Investment Group PLC	38,200	544,732
Evercore Inc., Class A Shares	15,079	1,590,080
Hamilton Lane Inc., Class A Shares	6,502	311,901
Manning & Napier Inc.	26,502	82,156
Piper Jaffray Cos	7,061	542,638
Total Capital Markets		3,071,507
Consumer Finance — 0.6%
Consumer Portfolio Services Inc.	15,173	61,754	*
Enova International Inc.	28,567	1,044,124	*
Nelnet Inc., Class A Shares	2,527	147,602
Total Consumer Finance		1,253,480
Insurance — 2.1%
American Equity Investment Life Holding Co.	26,035	937,260
CNO Financial Group Inc.	26,328	501,285
Genworth Financial Inc., Class A Shares	68,425	307,912	*
HCI Group Inc.	12,560	522,119
Heritage Insurance Holdings Inc.	25,501	425,102
Primerica Inc.	4,071	405,472
United Fire Group Inc.	8,362	455,813
Universal Insurance Holdings Inc.	26,340	924,534
Total Insurance		4,479,497

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Corp.	35,032	$547,200
PennyMac Mortgage Investment Trust	34,558	656,256
Total Mortgage Real Estate Investment Trusts (REITs)		1,203,456
Thrifts & Mortgage Finance — 3.5%
BofI Holding Inc.	37,000	1,513,670	*
Essent Group Ltd.	35,836	1,283,645	*
LendingTree Inc.	4,265	911,857	*
Meridian Bancorp Inc.	11,180	214,097
Meta Financial Group Inc.	5,510	536,674
MGIC Investment Corp.	132,022	1,415,276	*
NMI Holdings Inc., Class A Shares	27,539	448,886	*
PennyMac Financial Services Inc., Class A Shares	12,383	243,326	*
Radian Group Inc.	52,518	851,842
Total Thrifts & Mortgage Finance		7,419,273
Total Financials		36,106,972
Health Care — 15.8%
Biotechnology — 6.5%
Achillion Pharmaceuticals Inc.	89,796	254,123	*
Acorda Therapeutics Inc.	21,148	606,947	*
AMAG Pharmaceuticals Inc.	19,712	384,384	*
Amicus Therapeutics Inc.	27,466	429,019	*
Aptevo Therapeutics Inc.	13,113	65,434	*
Arena Pharmaceuticals Inc.	5,471	238,536	*
Avid Bioservices Inc.	12,641	49,553	*
Celldex Therapeutics Inc.	77,587	39,073	*
Chimerix Inc.	40,401	192,309	*
Conatus Pharmaceuticals Inc.	21,766	93,158	*
Concert Pharmaceuticals Inc.	16,497	277,644	*
Dyax Corp., Contingent Value Rights	52,895	0	(a)(b)(c)
Eagle Pharmaceuticals Inc.	8,195	620,034	*
Emergent BioSolutions Inc.	20,581	1,039,135	*
Enanta Pharmaceuticals Inc.	13,882	1,608,924	*
Epizyme Inc.	16,099	218,141	*
Exact Sciences Corp.	15,974	955,085	*
Geron Corp.	90,000	308,700	*
Halozyme Therapeutics Inc.	16,732	282,269	*
Infinity Pharmaceuticals Inc.	30,551	58,352	*
Insmed Inc.	13,017	307,852	*

See Notes to Financial Statements.

8	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Biotechnology — continued
Insys Therapeutics Inc.	31,827	$230,427	*
MiMedx Group Inc.	61,192	391,017	*
Momenta Pharmaceuticals Inc.	34,600	707,570 *
NewLink Genetics Corp.	24,740	117,762 *
Osiris Therapeutics Inc.	12,466	120,297 *
PTC Therapeutics Inc.	43,442	1,465,299 *
Repligen Corp.	27,110	1,275,254 *
Sangamo Therapeutics Inc.	25,608	363,634 *
Trevena Inc.	31,141	44,843 *
Vanda Pharmaceuticals Inc.	60,139	1,145,648 *
Total Biotechnology		13,890,423
Health Care Equipment & Supplies — 3.8%
AngioDynamics Inc.	8,021	178,387 *
Avanos Medical Inc.	13,559	776,253 *
Cardiovascular Systems Inc.	17,604	569,313 *
Heska Corp.	5,270	546,973 *
ICU Medical Inc.	4,935	1,449,163 *
Lantheus Holdings Inc.	27,468	399,659 *
Masimo Corp.	5,383	525,650 *
Merit Medical Systems Inc.	24,639	1,261,517 *
Natus Medical Inc.	16,774	578,703 *
NuVasive Inc.	7,364	383,812 *
NxStage Medical Inc.	18,791	524,269 *
OraSure Technologies Inc.	38,026	626,288 *
Orthofix International NV	7,041	400,070 *
Total Health Care Equipment & Supplies		8,220,057
Health Care Providers & Services — 2.0%
Ensign Group Inc.	14,209	508,966
LifePoint Health Inc.	5,130	250,344 *
Magellan Health Inc.	15,123	1,451,052 *
Molina Healthcare Inc.	20,422	2,000,131 *
Total Health Care Providers & Services		4,210,493
Health Care Technology — 0.4%
Cotiviti Holdings Inc.	19,392	855,769	*
Life Sciences Tools & Services — 1.2%
Cambrex Corp.	11,329	592,507 *
Luminex Corp.	8,014	236,653
PRA Health Sciences Inc.	11,443	1,068,319 *

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2018

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Life Sciences Tools & Services — continued
Syneos Health Inc.	15,508	$727,325	*
Total Life Sciences Tools & Services		2,624,804
Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals Inc.	14,818	226,123 *
Catalent Inc.	22,018	922,334	*
Corcept Therapeutics Inc.	34,750	546,270	*
Horizon Pharma PLC	32,782	542,870	*
Innoviva Inc.	27,020	372,876	*
Intersect ENT Inc.	12,302	460,710	*
Nektar Therapeutics	5,296	258,603	*
Revance Therapeutics Inc.	12,567	344,964	*
Supernus Pharmaceuticals Inc.	5,246	313,973	*
Total Pharmaceuticals		3,988,723
Total Health Care		33,790,269
Industrials — 14.2%
Aerospace & Defense — 0.8%
AAR Corp.	11,675	542,771
Curtiss-Wright Corp.	8,033	956,088
Moog Inc., Class A Shares	3,910	304,823
Total Aerospace & Defense		1,803,682
Air Freight & Logistics — 0.1%
Forward Air Corp.	1,926	113,788
Airlines — 0.3%
Hawaiian Holdings Inc.	19,960	717,562
Building Products — 1.3%
Builders FirstSource Inc.	28,708	525,069	*
Continental Building Products Inc.	16,233	512,151	*
NCI Building Systems Inc.	23,540	494,340	*
Patrick Industries Inc.	10,161	577,653	*
Universal Forest Products, Inc.	20,079	735,293
Total Building Products		2,844,506
Commercial Services & Supplies — 3.7%
ACCO Brands Corp.	34,230	474,085
Brink’s Co.	16,173	1,289,797
Deluxe Corp.	5,964	394,876
Ennis, Inc.	13,439	273,484
Essendant Inc.	26,722	353,265
Herman Miller Inc.	23,822	807,566

See Notes to Financial Statements.

10	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Commercial Services & Supplies — continued
Interface Inc.	40,583	$931,380
Knoll Inc.	31,154	648,315
Quad/Graphics Inc.	21,061	438,701
RR Donnelley & Sons Co.	68,858	396,622
Steelcase Inc., Class A Shares	66,329	895,441
Tetra Tech Inc.	17,409	1,018,426
Total Commercial Services & Supplies		7,921,958
Construction & Engineering — 2.3%
Argan Inc.	12,693	519,778
Comfort Systems USA Inc.	17,357	794,951
Dycom Industries Inc.	8,035	759,388	*
EMCOR Group Inc.	19,781	1,506,917
KBR Inc.	24,169	433,108
MYR Group Inc.	9,439	334,707	*
Orion Group Holdings Inc.	8,451	69,805	*
Primoris Services Corp.	19,751	537,820
Total Construction & Engineering		4,956,474
Electrical Equipment — 0.4%
Generac Holdings Inc.	14,343	741,963	*
Machinery — 1.7%
Alamo Group Inc.	1,677	151,534
Briggs & Stratton Corp.	1,117	19,670
Federal Signal Corp.	30,580	712,208
Global Brass & Copper Holdings Inc.	16,807	526,900
Harsco Corp.	40,463	894,232	*
Manitowoc Co. Inc.	22,192	573,885	*
Meritor Inc.	8,270	170,114	*
Mueller Water Products Inc, Class A Shares	19,837	232,490
SPX Corp	6,820	239,041	*
Total Machinery		3,520,074
Professional Services — 1.7%
Barrett Business Services Inc.	5,181	500,329
Insperity Inc.	21,000	2,000,250
Kelly Services Inc., Class A Shares	7,310	164,110
Navigant Consulting Inc.	21,566	477,471	*
TrueBlue Inc.	19,949	537,626	*
Total Professional Services		3,679,786

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2018

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Road & Rail — 0.9%
Saia Inc.	8,734	$706,144	*
Werner Enterprises Inc.	29,554	1,109,753
Total Road & Rail		1,815,897
Trading Companies & Distributors — 1.0%
Aircastle Ltd.	33,679	690,420
CAI International Inc.	23,768	552,368	*
H&E Equipment Services Inc.	14,330	538,951
Rush Enterprises Inc., Class A Shares	9,737	422,391	*
Total Trading Companies & Distributors		2,204,130
Total Industrials		30,319,820
Information Technology — 17.4%
Communications Equipment — 1.4%
ADTRAN Inc.	22,084	327,947
Aerohive Networks Inc.	33,248	131,995	*
Black Box Corp.	7,731	15,655
Ciena Corp.	24,253	642,947	*
Finisar Corp.	16,280	293,040	*
NETGEAR Inc.	13,038	814,875	*
Plantronics Inc.	10,640	811,300
Total Communications Equipment		3,037,759
Electronic Equipment, Instruments & Components — 3.1%
Belden Inc.	7,827	478,386
Benchmark Electronics Inc.	41,029	1,195,995
Electro Scientific Industries Inc.	9,569	150,903	*
Insight Enterprises Inc.	9,030	441,838	*
Methode Electronics Inc.	21,955	884,787
Plexus Corp.	17,199	1,024,029	*
Sanmina Corp.	35,613	1,043,461	*
ScanSource Inc.	7,438	299,751	*
Tech Data Corp.	11,366	933,376	*
VeriFone Systems Inc.	12,579	287,053	*
Total Electronic Equipment, Instruments & Components		6,739,579
Internet Software & Services — 3.6%
Blucora Inc.	5,067	187,479	*
Box Inc., Class A Shares	55,543	1,388,020	*
Carbonite Inc.	18,323	639,473	*
Etsy Inc.	35,850	1,512,511	*
Hortonworks Inc.	61,598	1,122,315	*

See Notes to Financial Statements.

12	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Internet Software & Services — continued
New Relic Inc.	9,918	$997,652	*
NIC Inc.	35,577	553,222
Okta Inc.	10,481	527,928	*
Yelp Inc.	18,976	743,480	*
Total Internet Software & Services		7,672,080
IT Services — 2.0%
CACI International Inc., Class A Shares	5,709	962,252	*
Convergys Corp.	30,162	737,159
Everi Holdings Inc.	25,122	180,879	*
EVERTEC Inc.	18,553	405,383
Hackett Group Inc.	15,572	250,242
Science Applications International Corp.	12,206	987,832
Travelport Worldwide Ltd.	40,319	747,514
Total IT Services		4,271,261
Semiconductors & Semiconductor Equipment — 3.2%
Amkor Technology Inc.	57,937	497,679	*
Axcelis Technologies Inc.	22,290	441,342	*
Brooks Automation Inc.	11,119	362,702
Cirrus Logic Inc.	22,619	866,986	*
Cohu Inc.	15,960	391,179
Diodes Inc.	18,761	646,692	*
FormFactor Inc.	25,611	340,626	*
Integrated Device Technology Inc.	7,720	246,114	*
Lattice Semiconductor Corp.	55,108	361,508	*
MaxLinear Inc.	34,480	537,543	*
Power Integrations Inc.	4,360	318,498
Rudolph Technologies Inc.	13,180	390,128	*
Silicon Laboratories Inc.	10,945	1,090,122	*
Xcerra Corp.	21,306	297,645	*
Total Semiconductors & Semiconductor Equipment		6,788,764
Software — 4.0%
A10 Networks Inc.	25,806	160,771	*
Bottomline Technologies de Inc.	6,610	329,376	*
CommVault Systems Inc.	10,633	700,183	*
Fair Isaac Corp.	8,335	1,611,322	*
Imperva Inc.	15,173	732,097	*
Manhattan Associates Inc.	22,634	1,064,024	*
OneSpan Inc.	23,706	465,823	*

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2018

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Software — continued
Pegasystems Inc.	9,207	$504,544
Progress Software Corp.	28,067	1,089,561
Rubicon Project Inc.	26,168	74,579	*
TiVo Corp.	40,928	550,482
Varonis Systems Inc.	4,033	300,459	*
Verint Systems Inc.	21,747	964,479	*
Total Software		8,547,700
Technology Hardware, Storage & Peripherals — 0.1%
Intevac Inc.	12,339	59,844	*
Super Micro Computer Inc.	10,813	255,728	*
Total Technology Hardware, Storage & Peripherals		315,572
Total Information Technology		37,372,715
Materials — 3.9%
Chemicals — 2.3%
A Schulman Inc.	19,282	858,049
Chemours Co.	19,401	860,628
Innophos Holdings Inc.	8,502	404,695
Koppers Holdings Inc.	12,843	492,529	*
Rayonier Advanced Materials Inc.	25,549	436,633
Trinseo SA	15,649	1,110,297
Tronox Ltd., Class A Shares	44,037	866,648
Total Chemicals		5,029,479
Containers & Packaging — 0.4%
Greif Inc., Class A Shares	14,854	785,628
Metals & Mining — 0.7%
Coeur Mining Inc.	56,741	431,231	*
Commercial Metals Co.	25,389	535,962
Hecla Mining Co.	86,013	299,325
TimkenSteel Corp.	14,931	244,122	*
Total Metals & Mining		1,510,640
Paper & Forest Products — 0.5%
Boise Cascade Co.	22,636	1,011,829
Total Materials		8,337,576
Real Estate — 7.0%
Equity Real Estate Investment Trusts (REITs) — 6.3%
Braemar Hotels & Resorts Inc.	13,711	156,580
CBL & Associates Properties Inc.	47,347	263,723
Chatham Lodging Trust	19,471	413,175

See Notes to Financial Statements.

14	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
DiamondRock Hospitality Co.	98,311	$1,207,259
First Industrial Realty Trust Inc.	19,074	635,927
GEO Group Inc.	10,198	280,853
Hersha Hospitality Trust	18,301	392,556
InfraREIT Inc.	16,289	361,127
LaSalle Hotel Properties	35,921	1,229,576
Lexington Realty Trust	77,278	674,637
Pebblebrook Hotel Trust	12,119	470,217
PotlatchDeltic Corp.	25,506	1,296,980
Preferred Apartment Communities Inc., Class A Shares	27,254	463,045
Ramco-Gershenson Properties Trust	31,461	415,600
RLJ Lodging Trust	42,097	928,239
Ryman Hospitality Properties Inc.	9,624	800,236
Summit Hotel Properties Inc.	49,418	707,171
Sunstone Hotel Investors Inc.	79,219	1,316,620
Washington Prime Group Inc.	56,538	458,523
Xenia Hotels & Resorts Inc.	42,536	1,036,177
Total Equity Real Estate Investment Trusts (REITs)		13,508,221
Real Estate Management & Development — 0.7%
HFF Inc., Class A Shares	19,401	666,424
Marcus & Millichap Inc.	14,039	547,661	*
RE/MAX Holdings Inc., Class A Shares	5,050	264,873
Total Real Estate Management & Development		1,478,958
Total Real Estate		14,987,179
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings Inc.	22,337	1,192,796
Frontier Communications Corp.	32,485	174,120
Total Diversified Telecommunication Services		1,366,916
Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.	28,963	654,274	*
Total Telecommunication Services		2,021,190
Utilities — 3.9%
Electric Utilities — 1.8%
ALLETE Inc.	13,702	1,060,672
El Paso Electric Co.	8,659	511,747
IDACORP Inc.	4,708	434,266
PNM Resources Inc.	32,986	1,283,155

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2018

QS U.S. Small Capitalization Equity Fund

Security		Shares	Value
Electric Utilities — continued
Portland General Electric Co.		16,393	$700,965
Total Electric Utilities			3,990,805
Gas Utilities — 1.5%
New Jersey Resources Corp.		17,729	793,373
Northwest Natural Gas Co.		6,302	402,067
ONE Gas Inc.		12,079	902,784
Southwest Gas Holdings Inc.		13,677	1,043,145
Total Gas Utilities			3,141,369
Independent Power and Renewable Electricity Producers — 0.5%
NRG Yield Inc., Class C Shares		7,983	137,308
Vistra Energy Corp.		42,232	999,209	*
Total Independent Power and Renewable Electricity Producers			1,136,517
Multi-Utilities — 0.1%
Unitil Corp.		3,041	155,213
Total Utilities			8,423,904
Total Investments before Short-Term Investments (Cost — $174,920,135)			213,896,663

	Rate
Short-Term Investments — 0.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $313,005)	1.826%	313,005	313,005
Total Investments — 100.0% (Cost — $175,233,140)			214,209,668
Liabilities in Excess of Other Assets — 0.0%			(62,273)
Total Net Assets — 100.0%			$214,147,395

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

See Notes to Financial Statements.

16	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments, at value (Cost $175,233,140)	$214,209,668
Cash	28
Dividends and interest receivable	235,817
Receivable for Fund shares sold	39,713
Prepaid expenses	59,282
Other assets	132,262
Total Assets	214,676,770

Liabilities:
Payable for Fund shares repurchased	137,793
Trustees’ fees payable	134,242
Investment management fee payable	106,060
Service and/or distribution fees payable	16,775
Accrued expenses	134,505
Total Liabilities	529,375
Total Net Assets	$214,147,395

Net Assets:
Par value (Note 7)	$150
Paid-in capital in excess of par value	171,000,279
Overdistributed net investment income	(45,159)
Accumulated net realized gain on investments	4,215,597
Net unrealized appreciation on investments	38,976,528
Total Net Assets	$214,147,395

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	17

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2018

Net Assets:
Class A	$17,188,273
Class A2	$42,032,266
Class C	$5,146,682
Class FI	$234,875
Class I	$15,278,566
Class IS	$134,266,733

Shares Outstanding:
Class A	1,205,059
Class A2	2,985,591
Class C	387,594
Class FI	17,227
Class I	1,047,385
Class IS	9,407,012

Net Asset Value:
Class A (and redemption price)	$14.26
Class A2 (and redemption price)	$14.08
Class C*	$13.28
Class FI (and redemption price)	$13.63
Class I (and redemption price)	$14.59
Class IS (and redemption price)	$14.27
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$15.13
Class A2 (based on maximum initial sales charge of 5.75%)	$14.94

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

18	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Dividends and distributions	$1,332,039
Return of capital (Note 1(c))	(82,091)
Net Dividends and Distributions	1,249,940
Interest	7,109
Less: Foreign taxes withheld	(166)
Total Investment Income	1,256,891

Expenses:
Investment management fee (Note 2)	758,838
Transfer agent fees (Note 5)	101,664
Service and/or distribution fees (Notes 2 and 5)	97,357
Registration fees	47,045
Legal fees	39,912
Audit and tax fees	20,330
Shareholder reports	17,048
Fund accounting fees	16,002
Trustees’ fees	15,222
Insurance	6,090
Custody fees	3,518
Fees recaptured by investment manager (Note 2)	276
Miscellaneous expenses	5,899
Total Expenses	1,129,201
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(121,434)
Net Expenses	1,007,767
Net Investment Income	249,124

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	4,442,505
REIT distributions	66,256
Net Realized Gain	4,508,761
Change in Net Unrealized Appreciation (Depreciation) From Investments	6,874,662
Net Gain on Investments	11,383,423
Increase in Net Assets From Operations	$11,632,547

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$249,124	$3,012,368
Net realized gain	4,508,761	189,334,529
Change in net unrealized appreciation (depreciation)	6,874,662	(128,530,135)
Increase in Net Assets From Operations	11,632,547	63,816,762

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(3,600,026)
Net realized gains	—	(18,983,701)
Decrease in Net Assets From Distributions to Shareholders	—	(22,583,727)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,150,621	192,940,860
Reinvestment of distributions	—	22,532,040
Cost of shares repurchased	(31,046,872)	(192,051,211)
Cost of shares redeemed in-kind (Note 8)	—	(729,980,328)
Decrease in Net Assets From Fund Share Transactions	(24,896,251)	(706,558,639)
Decrease in Net Assets	(13,263,704)	(665,325,604)

Net Assets:
Beginning of period	227,411,099	892,736,703
End of period*	$214,147,395	$227,411,099
*Includes overdistributed net investment income, respectively, of:	$(45,159)	$(294,283)

See Notes to Financial Statements.

20	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2018[2]		2017	2016	2015	2014	2013

Net asset value, beginning of period	$13.55		$13.58	$11.95	$13.46	$13.80	$10.94

Income (loss) from operations:
Net investment income (loss)	0.00	[3]	0.00 [3]	0.02	0.00 [3]	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.71		1.15	2.31	(0.64)	1.22	4.08
Total income (loss) from operations	0.71		1.15	2.33	(0.64)	1.19	4.07

Less distributions from:
Net investment income	—		(0.19)	(0.04)	—	—	(0.05)
Net realized gains	—		(0.99)	(0.66)	(0.87)	(1.53)	(1.16)
Total distributions	—		(1.18)	(0.70)	(0.87)	(1.53)	(1.21)

Net asset value, end of period	$14.26		$13.55	$13.58	$11.95	$13.46	$13.80
Total return[4]	5.24%		8.46%	19.46%	(4.89)%	9.09%	37.82%

Net assets, end of period (000s)	$17,188		$18,602	$20,690	$18,127	$17,244	$17,896

Ratios to average net assets:
Gross expenses	1.26%[5]		1.19%	1.19%[6]	1.20%[6]	1.21%[6]	1.23%[6]
Net expenses[7]	1.16	[5,8]	1.19 [8]	1.19 [6]	1.20 [6,8]	1.20 [6,8]	1.20 [6,8]
Net investment income (loss)	0.00	[5]	0.03	0.18	0.01	(0.21)	(0.07)

Portfolio turnover rate	4%		41%[9]	33%	34%	42%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets did not exceed 1.20%. This arrangement is expected to continue until December 31, 2019, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$13.39	$13.44	$11.84	$13.37	$13.75	$10.93

Income (loss) from operations:
Net investment loss	(0.01)	(0.02)	0.00 [3]	(0.02)	(0.04)	(0.00) [3]
Net realized and unrealized gain (loss)	0.70	1.14	2.28	(0.64)	1.19	4.05
Total income (loss) from operations	0.69	1.12	2.28	(0.66)	1.15	4.05

Less distributions from:
Net investment income	—	(0.18)	(0.02)	—	—	(0.07)
Net realized gains	—	(0.99)	(0.66)	(0.87)	(1.53)	(1.16)
Total distributions	—	(1.17)	(0.68)	(0.87)	(1.53)	(1.23)

Net asset value, end of period	$14.08	$13.39	$13.44	$11.84	$13.37	$13.75
Total return[4]	5.15%	8.29%	19.23%	(5.08)%	8.82%	37.69%

Net assets, end of period (000s)	$42,032	$38,534	$31,598	$22,061	$14,399	$3,522

Ratios to average net assets:
Gross expenses	1.45%[5]	1.42%[6]	1.45%	1.49%[6]	1.58%[6]	1.72%[6]
Net expenses[7,8]	1.34 [5]	1.40 [6]	1.40	1.40 [6]	1.40 [6]	1.35 [6]
Net investment loss	(0.17) [5]	(0.17)	(0.02)	(0.19)	(0.33)	(0.02)

Portfolio turnover rate	4%	41%[9]	33%	34%	42%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets did not exceed 1.40%. This arrangement is expected to continue until December 31, 2019, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.66	$12.76	$11.31	$12.88	$13.37	$10.69

Income (loss) from operations:
Net investment loss	(0.04)	(0.09)	(0.07)	(0.10)	(0.13)	(0.10)
Net realized and unrealized gain (loss)	0.66	1.07	2.18	(0.60)	1.17	3.96
Total income (loss) from operations	0.62	0.98	2.11	(0.70)	1.04	3.86

Less distributions from:
Net investment income	—	(0.09)	—	—	—	(0.02)
Net realized gains	—	(0.99)	(0.66)	(0.87)	(1.53)	(1.16)
Total distributions	—	(1.08)	(0.66)	(0.87)	(1.53)	(1.18)

Net asset value, end of period	$13.28	$12.66	$12.76	$11.31	$12.88	$13.37
Total return[3]	4.90%	7.66%	18.61%	(5.59)%	8.24%	36.72%

Net assets, end of period (000s)	$5,147	$5,110	$5,646	$6,012	$6,367	$6,179

Ratios to average net assets:
Gross expenses	1.97%[4,5]	1.96%[5]	1.96%[5]	1.96%[5]	2.09%	2.06%[5]
Net expenses[6,7]	1.87 [4,5]	1.95 [5]	1.95 [5]	1.95 [5]	1.95	1.95 [5]
Net investment loss	(0.70) [4]	(0.73)	(0.59)	(0.74)	(0.96)	(0.81)

Portfolio turnover rate	4%	41%[8]	33%	34%	42%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets did not exceed 1.95%. This arrangement is expected to continue until December 31, 2019, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2018[2]		2017	2016	2015	2014	2013

Net asset value, beginning of period	$12.96		$13.04	$11.54	$13.03	$13.42	$10.68

Income (loss) from operations:
Net investment income (loss)	(0.00)	[3]	0.00 [3]	0.02	(0.03)	(0.03)	0.01
Net realized and unrealized gain (loss)	0.67		1.11	2.24	(0.59)	1.17	3.96
Total income (loss) from operations	0.67		1.11	2.26	(0.62)	1.14	3.97

Less distributions from:
Net investment income	—		(0.20)	(0.10)	—	—	(0.07)
Net realized gains	—		(0.99)	(0.66)	(0.87)	(1.53)	(1.16)
Total distributions	—		(1.19)	(0.76)	(0.87)	(1.53)	(1.23)

Net asset value, end of period	$13.63		$12.96	$13.04	$11.54	$13.03	$13.42
Total return[4]	5.17%		8.49%	19.51%	(4.91)%	8.97%	37.87%

Net assets, end of period (000s)	$235		$216	$167	$64	$1,218	$2,614

Ratios to average net assets:
Gross expenses	1.36%[5]		1.28%	1.66%[6]	1.36%[6]	1.48%[6]	1.34%[6]
Net expenses[7,8]	1.20	[5]	1.20	1.20 [6]	1.20 [6]	1.20 [6]	1.20 [6]
Net investment income (loss)	(0.03)	[5]	0.04	0.20	(0.21)	(0.24)	0.09

Portfolio turnover rate	4%		41%[9]	33%	34%	42%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets did not exceed 1.20%. This arrangement is expected to continue until December 31, 2019, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

24	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$13.84	$13.85	$12.10	$13.60	$13.90	$11.00

Income (loss) from operations:
Net investment income	0.02	0.04	0.05	0.10	0.03	0.05
Net realized and unrealized gain (loss)	0.73	1.18	2.36	(0.69)	1.23	4.11
Total income (loss) from operations	0.75	1.22	2.41	(0.59)	1.26	4.16

Less distributions from:
Net investment income	—	(0.24)	—	(0.04)	(0.03)	(0.10)
Net realized gains	—	(0.99)	(0.66)	(0.87)	(1.53)	(1.16)
Total distributions	—	(1.23)	(0.66)	(0.91)	(1.56)	(1.26)

Net asset value, end of period	$14.59	$13.84	$13.85	$12.10	$13.60	$13.90
Total return[3]	5.42%	8.77%	19.88%	(4.51)%	9.53%	38.48%

Net assets, end of period (000s)	$15,279	$22,847	$23,387	$275,797	$5,559	$9,126

Ratios to average net assets:
Gross expenses	1.06%[4,5]	0.92%[5]	0.98%	0.76%[5]	0.78%[5]	0.78%[5]
Net expenses[6]	0.90 [4,5,7]	0.90 [5,7]	0.90 [7]	0.76 [5]	0.77 [5,7]	0.77 [5,7]
Net investment income	0.21 [4]	0.32	0.43	0.76	0.19	0.37

Portfolio turnover rate	4%	41%[8]	33%	34%	42%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets did not exceed 0.90%. This arrangement is expected to continue until December 31, 2019, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$13.54	$13.56	$11.92	$13.41	$13.73	$10.88

Income (loss) from operations:
Net investment income	0.03	0.06	0.07	0.06	0.03	0.05
Net realized and unrealized gain (loss)	0.70	1.17	2.33	(0.64)	1.21	4.06
Total income (loss) from operations	0.73	1.23	2.40	(0.58)	1.24	4.11

Less distributions from:
Net investment income	—	(0.26)	(0.10)	(0.04)	(0.03)	(0.10)
Net realized gains	—	(0.99)	(0.66)	(0.87)	(1.53)	(1.16)
Total distributions	—	(1.25)	(0.76)	(0.91)	(1.56)	(1.26)

Net asset value, end of period	$14.27	$13.54	$13.56	$11.92	$13.41	$13.73
Total return[3]	5.39%	9.02%	20.04%	(4.47)%	9.50%	38.46%

Net assets, end of period (millions)	$134	$142	$811	$788	$743	$769

Ratios to average net assets:
Gross expenses	0.86%[4]	0.76%	0.76%[5]	0.75%[5]	0.76%	0.77%
Net expenses[6,7]	0.75 [4]	0.75	0.75 [5]	0.75 [5]	0.75	0.75
Net investment income	0.41 [4]	0.47	0.60	0.44	0.24	0.41

Portfolio turnover rate	4%	41%[8]	33%	34%	42%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

26	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Common stocks:	$213,896,663	—	—		$213,896,663
Consumer discretionary	31,054,909	—	$0	*	31,054,909
Health care	33,790,269	—	0	*	33,790,269
Other common stocks	149,051,485	—	—		149,051,485
Total long-term investments	213,896,663	—	0	*	213,896,663
Short-term investments†	313,005	—	—		313,005
Total investments	$214,209,668	—	$0	*	$214,209,668

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA will pay QS Investors and Western Asset monthly the entire management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend

30	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets is not expected to exceed 1.20%, 1.40%, 1.95%, 1.20% and 0.90% for Class A, Class A2, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2019, but may be terminated at any time by LMPFA.

During the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $121,434.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2018, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class I	Class IS
Expires December 31, 2018	—	$18,031	$553	$4,484	—	$11,703
Expires December 31, 2019	—	13,105	644	656	$172,928	92,034
Expires December 31, 2020	—	7,072	644	160	4,689	92,486
Expires December 31, 2021	$9,059	20,700	2,515	181	13,499	75,429
Total fee waivers/expense reimbursements subject to recapture	$9,059	$58,908	$4,356	$5,481	$191,116	$271,652

For the six months ended June 30, 2018, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class C	Class I
LMPFA recaptured	$269	$7

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$424	$25,537	—
CDSCs	—	—	$5

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of June 30, 2018, Legg Mason and its affiliates owned 57% of the Fund.

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$8,948,646
Sales	28,244,387

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$175,233,140	$54,239,152	$(15,262,624)	$38,976,528

4. Derivative instruments and hedging activities

During the six months ended June 30, 2018, the Fund did not invest in derivative instruments.

32	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$22,064	†	$13,280
Class A2	49,702		67,147
Class C	25,314	†	2,565
Class FI	277		281
Class I	—		17,175
Class IS	—		1,216
Total	$97,357		$101,664

†

Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2018, the service and/or distribution fees reimbursed amounted to $5 and $46 for Class A and Class C shares, respectively.

For the six months ended June 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$9,064
Class A2	20,700
Class C	2,561
Class FI	181
Class I	13,499
Class IS	75,429
Total	$121,434

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class A	—	$249,372
Class A2	—	471,544
Class C	—	34,743
Class FI	—	3,070
Class I	—	366,741
Class IS	—	2,474,556
Total	—	$3,600,026

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Realized Gains:
Class A	—	$1,283,663
Class A2	—	2,621,059
Class C	—	375,895
Class FI	—	15,050
Class I	—	1,522,549
Class IS	—	13,165,485
Total	—	$18,983,701

7. Shares of beneficial interest

At June 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	22,392	$307,563	159,819	$2,180,304
Shares issued on reinvestment	—	—	109,778	1,494,562
Shares repurchased	(189,840)	(2,623,130)	(421,015)	(5,793,597)
Net decrease	(167,448)	$(2,315,567)	(151,418)	$(2,118,731)

Class A2
Shares sold	321,931	$4,380,767	709,165	$9,604,441
Shares issued on reinvestment	—	—	230,043	3,092,603
Shares repurchased	(214,206)	(2,906,401)	(412,562)	(5,639,938)
Net increase	107,725	$1,474,366	526,646	$7,057,106

Class C
Shares sold	7,008	$90,381	17,122	$217,404
Shares issued on reinvestment	—	—	32,222	410,059
Shares repurchased	(22,965)	(296,419)	(88,317)	(1,138,729)
Net decrease	(15,957)	$(206,038)	(38,973)	$(511,266)

Class FI
Shares sold	999	$13,045	3,807	$49,774
Shares issued on reinvestment	—	—	1,392	18,120
Shares repurchased	(426)	(5,674)	(1,336)	(18,165)
Net increase	573	$7,371	3,863	$49,729

34	QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	62,223	$893,287	254,776	$3,526,905
Shares issued on reinvestment	—	—	134,980	1,876,655
Shares repurchased	(665,256)	(9,524,289)	(428,505)	(6,008,314)
Net decrease	(603,033)	$(8,631,002)	(38,749)	$(604,754)

Class IS
Shares sold	33,330	$465,578	13,046,439	$177,362,032
Shares issued on reinvestment	—	—	1,145,965	15,640,041
Shares repurchased	(1,125,042)	(15,690,959)	(11,610,646)	(173,452,468)
Shares redeemed in-kind	—	—	(51,919,719)	(729,980,328)
Net decrease	(1,091,712)	$(15,225,381)	(49,337,961)	$(710,430,723)

8. Redemptions-in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For year ended December 31, 2017, the Fund had redemptions-in-kind with total proceeds in the amount of $729,980,328. The net realized gains on these redemptions-in-kind amounted to $157,190,286, which was not realized for tax purposes.

9. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $290,198, which have no expiration date, that will be available to offset future taxable capital gains.

QS U.S. Small Capitalization Equity Fund 2018 Semi-Annual Report	35

QS

U.S. Small Capitalization Equity Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective May 7, 2018, BNY became custodian.

QS U.S. Small Capitalization Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS U.S. Small Capitalization Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS U.S. Small Capitalization Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and cred-itworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX013860 8/18 SR18-3411

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2018